Results of Operations - Additional Information (Detail) - EUR (€) € in Thousands			6 Months Ended
		Jan. 01, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of reporting entity [line items]
Total R&D expenses			€ 2,139		€ 10,527
Research and development expense increase percentage					79.70%
Operating loss	[1]		(3,745)		€ (14,077)
Loss for the period			(3,740)	€ (26,879)	(14,056)
Change in value of interest income bank account			100
Other income			2,123		€ 1,781
Changes in general and administrative expenses			3,700
Percentage of increase in general and administrative expenses					41.30%
Current Provision for onerous contracts			314	2,113
Change in fair value of contingent consideration and other financial liabilities			0
Property, Plant and Equipment			848	309
Decrease of financial expenses monetary duration credit			100
Reversal of change in fair value of contingent consideration and other financial liabilities				14,700
Provision for onerous contracts			1,800	2,200
Cellistic [Member]
Disclosure of reporting entity [line items]
Other income			200
Cellistic [Member] | Gross carrying amount [member]
Disclosure of reporting entity [line items]
Property, Plant and Equipment				€ 200
Cellistic [Member] | Lease Hold Improvements And Furniture [Member]
Disclosure of reporting entity [line items]
Proceeds from sales of property, plant and equipment		€ 1,300	1,300		€ 1,300
Contingent consideration and other financial liabilities [member]
Disclosure of reporting entity [line items]
Change in fair value of the contingent consideration and other financial liabilities					€ 1,100
RCA's [member]
Disclosure of reporting entity [line items]
Grant income recoverable cash advances received			500
Additional Grant Income Recognised during Period as a Component of Financial Asset			700
Additional Grant Income Recognised during Period as a Component of Financial Liability			€ 200

[1]	The operating loss arises from the Company’s loss for the period before deduction of financial income, Financial expenses and Income taxes. The purpose of this measure by Management is to identify the Company’s results in connection with its operating activities.